FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 46,268	$ 41,155
Accumulated depreciation	(37,682)	(32,702)
Depreciated costs	8,586	8,453
Depreciation expense	2,080	1,856	$ 1,731
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	36,890	32,751
Accumulated depreciation	(29,805)	(25,890)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	9,044	8,124
Accumulated depreciation	(7,625)	(6,598)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	74	46
Accumulated depreciation	(48)	(37)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	260	234
Accumulated depreciation	$ (204)	$ (177)